Common Stock And Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Feb. 29, 2012	Dec. 31, 2011	Nov. 28, 2011
Common stock, shares outstanding	430,718,293				412,257,082
Common stock shares issued from exercise of employee stock options	6,803,101
Equity distribution agreement, shares issued	5,446,760
Equity distribution agreement amount	$ 234					$ 400
Ability to issuance of additional common stock under equity distribution agreement	64
Dividend per share	$ 0.455	$ 0.455	$ 0.455	$ 0.455
Debt covenant ratio of total consolidated debt to total consolidated capitalization percentage	65.00%
Retained earnings maintained as equity	6,300
Percentage of equity for capital structure to be maintained	52.00%
Sale of common stock in an underwritten public offering	5,900,000
Common stock issued from exercise of employee stock options, amount	263
Common stock issued, amount	254
Utility [Member]
Net restricted assets for revolving credit facility ratio requirement	7,000
Net restricted assets for equity component requirement	12,200
Restricted reinvested earnings	$ 1,100